Fair Value, Estimates for Financial Instruments Excluding those Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Cash and due from banks	$ 23,367		$ 20,729
Held-to-maturity Securities	139,335		99,583
Loans	956,770	[1]	967,604	[1]	$ 916,559	$ 862,551	$ 822,286
Excluding investments at NAV	7,163		8,397
Investments at NAV	30		48
Financial liabilities
Deposits	1,335,991		1,306,079
Short-term borrowings	103,256		96,781		$ 97,528
Long-term debt	225,020		255,077
Capital Lease Obligations	39		7
Carrying amount [Member]
Financial assets
Cash and due from banks	23,367		20,729
Federal funds sold, securities purchased under resale agreements and other short-term investments	272,605		266,038
Held-to-maturity Securities	139,335		99,583
Mortgages held for sale	3,954		4,267
Loans held for sale	108		80
Loans	926,273		936,358
Excluding investments at NAV	7,136		8,362
Investments Net Asset Value	27		35
Financial liabilities
Deposits	1,335,991		1,306,079
Short-term borrowings	103,256		96,781
Long-term debt	224,981		255,070
Financial Liabilities Fair Value Disclosure	1,664,228		1,657,930
Estimated fair value [Member]
Financial assets
Cash and due from banks	23,367		20,729
Federal funds sold, securities purchased under resale agreements and other short-term investments	272,605		266,038
Held-to-maturity Securities	138,985		99,155
Mortgages held for sale	3,958		4,277
Loans held for sale	108		81
Loans	938,335		947,834
Excluding investments at NAV	7,628		8,942
Investments Net Asset Value	30		48
Financial liabilities
Deposits	1,335,416		1,306,153
Short-term borrowings	103,256		96,781
Long-term debt	230,268		255,779
Financial Liabilities Fair Value Disclosure	1,668,940		1,658,713
Loan Commitments And Standby, Commercial And Similar Letters of Credit	1,000		1,200
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	23,367		20,729
Federal funds sold, securities purchased under resale agreements and other short-term investments	193,457		207,003
Held-to-maturity Securities	44,806		45,079
Mortgages held for sale	0		0
Loans held for sale	0		0
Loans	0		0
Excluding investments at NAV	0		0
Financial Assets Fair Value Disclosure	261,630		272,811
Financial liabilities
Deposits	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Financial Liabilities Fair Value Disclosure	0		0
Estimated fair value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	79,079		58,953
Held-to-maturity Securities	93,694		51,706
Mortgages held for sale	2,625		2,927
Loans held for sale	108		81
Loans	51,713		60,245
Excluding investments at NAV	23		18
Financial Assets Fair Value Disclosure	227,242		173,930
Financial liabilities
Deposits	1,315,648		1,282,158
Short-term borrowings	103,256		96,781
Long-term debt	227,109		245,704
Financial Liabilities Fair Value Disclosure	1,646,013		1,624,643
Estimated fair value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	69		82
Held-to-maturity Securities	485		2,370
Mortgages held for sale	1,333		1,350
Loans held for sale	0		0
Loans	886,622		887,589
Excluding investments at NAV	7,605		8,924
Financial Assets Fair Value Disclosure	896,114		900,315
Financial liabilities
Deposits	19,768		23,995
Short-term borrowings	0		0
Long-term debt	3,159		10,075
Financial Liabilities Fair Value Disclosure	22,927		34,070
Finance Leases Financing Receivable [Member]
Financial assets
Loans	19,400		19,300
Excluding NAV Investments [Member] | Carrying amount [Member]
Financial assets
Financial Assets Fair Value Disclosure	1,372,778		1,335,417
Excluding NAV Investments [Member] | Estimated fair value [Member]
Financial assets
Financial Assets Fair Value Disclosure	1,384,986		1,347,056
Including NAV Investments [Member] | Carrying amount [Member]
Financial assets
Financial Assets Fair Value Disclosure	1,372,805		1,335,452
Including NAV Investments [Member] | Estimated fair value [Member]
Financial assets
Financial Assets Fair Value Disclosure	$ 1,385,016		$ 1,347,104

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.